Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets and Liabilities at Amortized Cost
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	21,273,094	24,972,158	5,928,108
Other receivables	930,246	5,925,568	1,406,664
Amount due from related parties	2,420,493	6,380,850	1,514,742
Cash and bank balances	13,901,973	23,037,161	5,468,763
	38,525,806	60,315,737	14,318,277

Financial liabilities at amortized cost
Trade payables	(27,396,814)	(25,154,330)	(5,971,354)
Other payables and accrued liabilities	(31,816,499)	(12,810,351)	(3,041,033)
Bank and other borrowings	(35,039,857)	(55,316,394)	(13,131,488)
Amount due to related parties	(2,168,066)	(3,114,186)	(739,273)
	(96,421,236)	(96,395,261)	(22,883,148)

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Financial assets at amortized cost
Trade receivables	15,901,880	21,273,094	4,753,233
Other receivables	1,589,120	930,245	207,853
Amount due from related parties	3,207,158	2,420,493	540,832
Cash and bank balances	5,600,147	13,901,973	3,106,239
	26,298,305	38,525,805	8,608,157

Financial liabilities at amortized cost
Trade payables	(38,418,873)	(27,396,814)	(6,121,509)
Other payables and accrued liabilities	(1,266,140)	(31,816,499)	(7,109,038)
Bank and other borrowings	(24,709,116)	(35,039,857)	(7,829,261)
Amount due to related parties	(2,759,913)	(2,168,066)	(484,430)
	(67,154,042)	(96,421,236)	(21,544,238)

Schedule of Foreign Currency Risk Based on the Carrying Amounts

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As of June 30, 2025	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,154	5,281

Financial liabilities in foreign currencies
Trade payables	(2,827,265)	(870,994)
Other payables	—	(47,244)
	(2,827,265)	(918,237)

	CNY	USD
As of December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	—

Our exposure to foreign currency risk based on the carrying amounts of the financial instruments at the end of the reporting period is summarized below.

	CNY	USD
As at December 31, 2024	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,194	1,136,521

Financial liabilities in foreign currencies
Trade payables	(7,075,765)	-

	CNY	USD
As at December 31, 2023	RM	RM
Financial assets in foreign currencies
Cash and bank balances	2,279	2,276

Financial liabilities in foreign currencies
Trade payables	(14,140,316)	(3,638,622)

Schedule of Foreign Currencies

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)
	RM	RM
United States Dollar	86,376	(69,385)
Chinese Yuan Renminbi	(537,591)	(214,708)

The following table details the sensitivity analysis to a 10% change in the foreign currencies at the end of the reporting period, with all other variables held constant.

	As of December 31,
	2023	2024
	RM	RM
United States Dollar	(276,362)	86,376
Chinese Yuan Renminbi	(1,074,491)	(537,591)

Schedule of Financial Liabilities

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of June 30, 2025
Trade payables	25,154,330	25,154,330	25,154,330	—	—
Other payables and accrued liabilities	12,810,351	12,810,351	12,810,351	—	—
Bank and other borrowings	55,316,394	61,508,674	37,516,252	12,137,677	11,854,745
Lease liabilities	611,522	650,000	312,000	338,000	—
Amount due to related parties	3,114,186	3,260,994	3,260,994	—	—
	97,006,783	103,384,349	79,053,927	12,475,677	11,854,745

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
As of June 30, 2024
Trade payables	5,971,354	5,971,354	5,971,354	—	—
Other payables and accrued liabilities	3,041,033	3,041,033	3,041,033	—	—
Bank and other borrowings	13,131,488	14,601,465	8,905,935	2,881,347	2,814,183
Lease liabilities	145,169	154,303	74,065	80,238	—
Amount due to related parties	739,273	774,123	774,123	—	—
	23,028,317	24,542,278	18,766,510	2,961,585	2,814,183
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
As of December 31, 2024
Trade payables	27,396,814	27,396,814	27,396,814	—	—
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	—	—
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	—
Amount due to related parties	2,168,066	2,292,276	2,292,276	—	—
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672

The table below summarises the maturity profile of the Company’s financial liabilities as at the end of the reporting period and are based on undiscounted contractual payments:

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
31 December 2024
Trade payables	27,396,814	27,396,814	27,396,814	-	-
Other payables and accrued liabilities	31,816,499	31,816,499	31,816,499	-	-
Bank and other borrowings	35,039,857	35,668,434	33,045,385	1,289,377	1,333,672
Lease liabilities	747,819	806,000	312,000	494,000	-
Amount due to related parties	2,168,066	2,292,276	2,292,276	-	-
	97,169,055	97,980,023	94,862,974	1,783,377	1,333,672

	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	USD	USD	USD	USD	USD
31 December 2024
Trade payables	6,121,509	6,121,509	6,121,509	-	-
Other payables and accrued liabilities	7,109,038	7,109,038	7,109,038	-	-
Bank and other borrowings	7,829,261	7,969,709	7,383,619	288,096	297,994
Lease liabilities	167,092	180,091	69,713	110,378	-
Amount due to related parties	484,430	512,183	512,183	-	-
	21,711,330	21,892,530	21,196,062	398,474	297,994
	Carrying amount	Contractual cash flows	Within 1 year	More than 1 year and less than 2 years	More than 5 years
	RM	RM	RM	RM	RM
31 December 2023
Trade payables	38,418,873	38,418,873	38,418,873	-	-
Other payables and accrued liabilities	1,266,140	1,266,140	1,266,140	-	-
Bank and other borrowings	24,709,116	25,014,970	23,898,060	525,600	591,310
Lease liabilities	215,647	215,647	215,647	-	-
Amount due to related parties	2,759,913	2,962,824	2,962,824	-	-
	67,369,689	67,878,454	66,761,544	525,600	591,310